Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans [Abstract]
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

Following are details of employee benefit plans not previously discussed in Financial Statements and Supplementary Data - Notes to Consolidated Financial Statements, Note 2. In general, the Operating Partnership has recorded its portion of any expenses associated with the plans below based on the allocation of General and Administrative expenses. See further discussion on allocation of General and Administrative expenses in Financial Statements and Supplementary Data – Notes to Consolidated Financial Statements, Note 1.

 401(k) Savings Plan

The MAA 401(k) Savings Plan, or 401(k) Plan, is a defined contribution plan that satisfies the requirements of Section 401(a) and 401(k) of the Code. Our Board of Directors has the discretion to approve matching contributions. Our contribution to this plan was approximately $668,000, $597,000 and $507,000 in 2012, 2011 and 2010, respectively.

Non-Qualified Deferred Compensation Retirement Plan

MAALP has adopted a non-qualified deferred compensation retirement plan for key employees who are not qualified for participation in the Company’s 401(k) Plan. Under the terms of the plan, employees may elect to defer a percentage of their compensation and MAALP may, but is not obligated to, match a portion of their salary deferral. The plan is designed so that the employees’ investment earnings under the non-qualified plan should be the same as the earning assets in the Company’s 401(k) Plan. MAALP’s match to this plan in 2012, 2011 and 2010 was approximately $45,000, $51,000 and $57,000, respectively.

Non-Qualified Deferred Compensation Plan for Outside Company Directors

In 1998, MAA established the Non-Qualified Deferred Compensation Plan for Outside Company Directors, or the Directors Deferred Compensation Plan, which allows non-employee directors to defer their director fees by having the fees held by MAA as shares of MAA common stock. Directors can also choose to have their annual restricted stock grants issued into the Directors Deferred Compensation Plan. Amounts deferred through the Directors Deferred Compensation Plan are distributed to the directors in two annual installments beginning in the first 90 days of the year following the director’s departure from the board. Participating directors may choose to have the amount issued to them in shares of MAA common stock or paid to them as cash at the market value as of the end of the year the director ceases to serve on the board.

During 2012, 2011 and 2010, directors deferred 5,549 shares, 5,328 shares and 4,422 shares of common stock, respectively, with weighted-average grant date fair values of $66.12, $64.55 and $56.90, respectively, into the Directors Deferred Compensation Plan. When Director Deferred Compensation Plan shares are issued, a number of OP Units are issued equal to the number of shares issued by MAA.

The OP Units held in the Directors Deferred Compensation Plan are classified outside of permanent equity in redeemable units with changes in redemption amount recorded immediately to Capital because the directors have redemption rights not solely within the control of MAALP. Additionally, any units that become mandatorily redeemable because a departed director has elected to receive a cash payout are recorded as a liability. MAALP did not record a liability related to mandatorily redeemable shares in 2012 as no director elected to receive a cash payout; however, approximately $78,000 and $143,000 was recorded in accrued expenses and other liabilities at 2011 and 2010, respectively.

Employee Stock Ownership Plan

The Mid-America Apartment Communities, Inc. Employee Stock Ownership Plan, or ESOP, is a non-contributory stock bonus plan that satisfies the requirements of Section 401(a) of the Internal Revenue Code. Each employee of MAALP is eligible to participate in the ESOP after completing one year of service with MAALP. Participants' ESOP accounts will be 100% vested after three years of continuous service, with no vesting prior to that time. MAALP contributed 22,500 units of OP Units to the ESOP upon conclusion of the initial offering. MAALP did not contribute to the ESOP during 2012, 2011 or 2010. As of December 31, 2012, there were 198,732 units outstanding with a fair value of $12.9 million.